INCOME TAXES - Effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Federal statutory income tax rate	3500.00%	3500.00%
Other	0.57%	0.00%
Permanent differences	0.02%	0.00%
Increase in valuation allowance	34.41%	35.00%